Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 29, 2016	Apr. 19, 2017	Jul. 15, 2017	Nov. 08, 2016	Dec. 10, 2018	Dec. 11, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2015
Preferred stock shares outstanding							46,302	46,302
Acquisition of treasury stock, value									$ 818
Payments for tender offer expenses							$ 0	$ 571	$ 9,323
Shares tendered, nominal value							$ 0	0
Dividend rate of preferred stock							2.00%
Dividends undeclared
Dividends cancelled								$ 702
Restricted common stock
Forfeited shares of common stock							656	423	291
Restricted stock units
Vested stock units								84,333	2,497
Restricted stock units | Issued in 2016
Vested stock units							85,000
Restricted stock units | Issued in 2017
Vested stock units							825
Series G | ADS Exchange Offer
Number of shares issued for the exchange offer		360		5,449
Series H | ADS Exchange Offer
Number of shares issued for the exchange offer		406		18,982
Series G and Series H
Percentage of the increase of the preferred dividend rate			0.25%
Series G and Series H | ADS Exchange Offer
Tender offer, stocks				758,918
Shares exchanged aggregate book value				$ 61,078
Payments for tender offer expenses		$ 571		9,323
Shares tendered, nominal value		1,843
Fair value of stock issued				$ 7,893
Series G and Series H | Dividends undeclared | ADS Exchange Offer
Dividends cancelled		$ 270
American Depositary Shares - The Series G
Preferred stock shares outstanding							14,191	14,191
Number of shares							2,000,000
Preferred Stock, Liquidation Preference Per Share							$ 2,500
Sale of Stock- Redemption price per share							$ 25
Dividend rate of preferred stock							8.75%
American Depositary Shares - The Series H
Preferred stock shares outstanding							28,612	28,612
Number of shares							4,800,000
Preferred Stock, Liquidation Preference Per Share							$ 2,500
Sale of Stock- Redemption price per share							$ 25
Dividend rate of preferred stock							8.625%
Convertible preferred stock
Conversion of Stock, Shares converted								2,436
Preferred stock shares outstanding							3,499	3,499
Preferred stock liquidation preference								$ 10,000
Sale of Stock- Redemption price per share								$ 14
Common Stock
Number of common stock issued to employees					287,500	432,098
Converted Shares of Common Stock								179,015
Acquisition of treasury stock, shares									94,858
Tender offer, stocks								62,581	758,918
Common Stock | ADS Exchange Offer
Tender offer, stocks		62,582
Fair value of stock issued		$ 1,127
Common Stock | First conversion
Converted Shares of Common Stock								174,000
Common Stock | Second conversion
Converted Shares of Common Stock								5,015
Fair value of stock issued								$ 84
Preferred Stock
Conversion of Stock, Shares converted								(2,436)
Number of shares issued for the exchange offer								766	24,431
Preferred Stock | Dividends undeclared
Undeclared preferred dividends							$ 29,934
Dividends cancelled							$ 972
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount										$ 25,000
Acquisition of treasury stock, shares	114,791								94,858
Acquisition of treasury stock, value	$ 1,070								$ 818